Related Party Transactions - Summary of Collateral Received From Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Incheon Bridge Co., Ltd.
Details Of Collateral Received From Related Parties Line Items [Line Items]
Senior collateral	₩ 611,000
Subordinated collateral	384,800
Certificate of credit guarantee	400,000
Key management personnel | Time deposits and others
Details Of Collateral Received From Related Parties Line Items [Line Items]
Collateral provided by related parties	693	₩ 1,437
Key management personnel | Real estate
Details Of Collateral Received From Related Parties Line Items [Line Items]
Collateral provided by related parties	₩ 8,486	₩ 8,092